LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

5.   LEASE

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2022	2023

	(HK$ in thousands)

Operating lease right-of-use assets	196,864	224,092
Operating lease liabilities	211,143	238,017

The following table presents operating lease expense reported in the consolidated statements of comprehensive income related to the Group’s leases:

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)

Operating lease cost	106,459	119,854	122,333

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2023 to the present value of its operating lease payments:

December 31, 2023
(HK$ in thousands)

2024	116,684
2025	104,637
2026	24,745
2027	2,048
Total undiscounted operating lease payments	248,114
Less: imputed interest	(10,097)
Present value of operating lease liabilities	238,017